Fees Summary	Feb. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,761,963,416.92
Previously Paid Amount	0.00
Total Fee Amount	243,327.15
Total Offset Amount	0.00
Net Fee	243,327.15
Narrative - Max Aggregate Offering Price	$ 1,761,963,416.92
Final Prospectus	true